Shareholders' Equity - Schedule of Retained Earnings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Class of Stock [Line Items]
PRC statutory reserve funds	¥ 39,638	$ 6,092	¥ 31,824
Unreserved retained earnings	1,525,245	234,426	205,469
Total retained earnings	¥ 1,564,883	$ 240,518	¥ 237,293